Taxes on Income (Reconciliation of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxes on Income [Abstract]
Loss before income tax expense	$ (9,399)	$ (9,528)	$ (11,107)
Theoretical income tax benefit at Israeli statutory tax rates	(2,491)	(2,382)	(2,777)
Non-deductible expense	27	28	15
Issuance of shares related expenses	(91)	(97)
Stock compensation expense	205	305	75
Change in valuation allowance	142	4,349	2,587
Adjustments arising from differences on the tax rate	(34)	(53)	(19)
Tax rate change		(1,023)
Difference in basis measurement between book and tax	2,232	(1,201)
Others	10	74	119
Income tax expense for the reported year